Note 7 - Acquisition-related Items (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Acquisition Related Expenses [Table Text Block]
	Year ended December 31,
	2025	2024
Transaction costs	$42,728	$25,937
Contingent consideration fair value adjustments (note 23)	(2,989)	(10,977)
Contingent consideration compensation
recoveries (note 4)	(9,867)	(42,762)
	$29,872	$(27,802)